Property and Equipment, Net	12 Months Ended
Dec. 31, 2015
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2014	2015
Cost:
Computers	$39,914	$43,964
Office furniture and equipment	400,705	437,035
Leasehold improvements	21,764	23,458

	462,383	504,457
Accumulated depreciation:	235,837	286,663

Property and equipment, net	$226,546	$217,794

Depreciation expenses for the years ended December 31, 2013, 2014 and 2015 were $23,589, $46,435 and $50,826, respectively.